ACCOUNTS AND OTHER RECEIVABLE, NET - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Current and other receivables, retention	$ 63	$ 120